INVESTMENTS IN COMPANIES AND ASSOCIATES (Shopping Centers ) (Details) (Texas Shopping Centers [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Texas Shopping Centers [Member]
Schedule of Equity Method Investments [Line Items]
Beneficial interest	4.00%
Capital contribution	$ 4,000